TF1 P2 03/19

SUPPLEMENT DATED MARCH 1, 2019

TO THE PROSPECTUS DATED July 1, 2018

OF

Franklin High Yield Tax-Free Income Fund

Franklin Massachusetts Tax-Free Income Fund

Franklin New Jersey Tax-Free Income Fund

(Franklin Tax-Free Trust)

The prospectus is amended as follows:

I.  The following replaces the “Shareholder Fees” and “Example” tables in the “Fund Summaries – Franklin High Yield Tax-Free Income Fund – Fees and Expenses of the Fund” section of the prospectus:

Shareholder Fees

(fees paid directly from your investment)

	Class A1	Class A1	Class C2	Class R6[3]	Advisor Class
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	3.75%	3.75%	None	None	None
Maximum Deferred Sales Charge (Load) (as percentage of the lower of original purchase price or sale proceeds)	None[4]	None[4]	1.00%	None	None

1. The Fund publicly began offering Class A shares (formerly Class M shares) on September 10, 2018.

2. Effective October 5, 2018, Class C shares that have been held for 10 years or more will convert automatically into Class A shares later in the month of October 2018 and will be subject to Class A shares’ lower Rule 12b-1 fees. Thereafter, Class C shares of the Fund will convert automatically to Class A shares of the Fund on a monthly basis in the month of, or the month following, the 10-year anniversary of the Class C shares’ purchase date.  Such conversions will be on the basis of the relative net asset values of the two classes, will not be subject to Class A shares’ sales charges and are not expected to be a taxable event for federal income tax purposes.  Certain shares that are invested through retirement plans, omnibus accounts or in certain other instances may not automatically convert if the financial intermediary does not have the ability to track purchases to credit individual shareholders’ holding periods.  (See “Your Account – Choosing a Shares Class – Sales Charges – Class C – Automatic Conversion of Class C Shares to Class A Shares After 10-Year Holding Period” for more information.)

3. The Fund began offering Class R6 shares on August 1, 2017.

4. There is a 0.75% contingent deferred sales charge that applies to investments of $500,000 or more (see "Investments of $500,000 or More" under "Choosing a Share Class") and purchases by certain retirement plans without an initial sales charge on shares sold within 18 months of purchase.

Example

	1 Year	3 Years	5 Years	10 Years
Class A	$454	$621	$803	$1,328
Class A1	$439	$575	$724	$1,155
Class C	$222	$381	$660	$1,455
Class R6	$53	$167	$291	$653
Advisor Class	$56	$176	$307	$689
If you do not sell your shares:
Class C	$122	$381	$660	$1,455

II.  The following is added to the “Fund Summaries – Franklin High Yield Tax-Free Income Fund – Performance” section of the prospectus:

The figures in the average annual total returns table above reflect the Class A and Class A1 maximum front-end sales charge of 4.25% that was in effect prior to March 1, 2019.  Class A and A1 shares, however, currently are subject to a maximum front-end sales charge of 3.75% effective on March 1, 2019.  If the maximum front-end sales charge of 3.75% was reflected, performance for Class A and Class A1 in the average annual total returns table would be higher.

III.  The following replaces the “Shareholder Fees” and “Example” tables in the “Fund Summaries – Franklin Massachusetts Tax-Free Income Fund – Fees and Expenses of the Fund” section of the prospectus:

1

Shareholder Fees

(fees paid directly from your investment)

	Class A1	Class A1	Class C2	Class R6[3]	Advisor Class
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	3.75%	3.75%	None	None	None
Maximum Deferred Sales Charge (Load) (as percentage of the lower of original purchase price or sale proceeds)	None[4]	None[4]	1.00%	None	None

1. The Fund began offering Class A shares on September 10, 2018.

2. Effective October 5, 2018, Class C shares that have been held for 10 years or more will convert automatically into Class A shares later in the month of October 2018 and will be subject to Class A shares’ lower Rule 12b-1 fees. Thereafter, Class C shares of the Fund will convert automatically to Class A shares of the Fund on a monthly basis in the month of, or the month following, the 10-year anniversary of the Class C shares’ purchase date.  Such conversions will be on the basis of the relative net asset values of the two classes, will not be subject to Class A shares’ sales charges and are not expected to be a taxable event for federal income tax purposes.  Certain shares that are invested through retirement plans, omnibus accounts or in certain other instances may not automatically convert if the financial intermediary does not have the ability to track purchases to credit individual shareholders’ holding periods.  (See “Your Account – Choosing a Shares Class – Sales Charges – Class C – Automatic Conversion of Class C Shares to Class A Shares After 10-Year Holding Period” for more information.)

3. The Fund began offering Class R6 shares on August 1, 2017.

4. There is a 0.75% contingent deferred sales charge that applies to investments of $500,000 or more (see "Investments of $500,000 or More" under "Choosing a Share Class") and purchases by certain retirement plans without an initial sales charge on shares sold within 18 months of purchase.

Example

	1 Year	3 Years	5 Years	10 Years
Class A	$456	$627	$813	$1,350
Class A1	$441	$581	$734	$1,178
Class C	$224	$387	$670	$1,477
Class R6	$57	$186	$326	$735
Advisor Class	$58	$183	$318	$714
If you do not sell your shares:
Class C	$124	$387	$670	$1,477

IV.  The following is added to the “Fund Summaries – Franklin Massachusetts Tax-Free Income Fund – Performance” section of the prospectus:

The figures in the average annual total returns table above reflect the Class A and Class A1 maximum front-end sales charge of 4.25% that was in effect prior to March 1, 2019.  Class A and A1 shares, however, currently are subject to a maximum front-end sales charge of 3.75% effective on March 1, 2019.  If the maximum front-end sales charge of 3.75% was reflected, performance for Class A and Class A1 in the average annual total returns table would be higher.

V.  The following replaces the “Shareholder Fees” and “Example” tables in the “Fund Summaries – Franklin New Jersey Tax-Free Income Fund – Fees and Expenses of the Fund” section of the prospectus:

Shareholder Fees

(fees paid directly from your investment)

	Class A1	Class A1	Class C2	Class R6[3]	Advisor Class
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	3.75%	3.75%	None	None	None
Maximum Deferred Sales Charge (Load) (as percentage of the lower of original purchase price or sale proceeds)	None[4]	None[4]	1.00%	None	None

                                                                                                                                                                                                                                          2

1. The Fund began offering Class A shares on September 10, 2018.

2. Effective October 5, 2018, Class C shares that have been held for 10 years or more will convert automatically into Class A shares later in the month of October 2018 and will be subject to Class A shares’ lower Rule 12b-1 fees. Thereafter, Class C shares of the Fund will convert automatically to Class A shares of the Fund on a monthly basis in the month of, or the month following, the 10-year anniversary of the Class C shares’ purchase date.  Such conversions will be on the basis of the relative net asset values of the two classes, will not be subject to Class A shares’ sales charges and are not expected to be a taxable event for federal income tax purposes.  Certain shares that are invested through retirement plans, omnibus accounts or in certain other instances may not automatically convert if the financial intermediary does not have the ability to track purchases to credit individual shareholders’ holding periods.  (See “Your Account – Choosing a Shares Class – Sales Charges – Class C – Automatic Conversion of Class C Shares to Class A Shares After 10-Year Holding Period” for more information.)

3. The Fund began offering Class R6 shares on August 1, 2017.

4. There is a 0.75% contingent deferred sales charge that applies to investments of $500,000 or more (see "Investments of $500,000 or More" under "Choosing a Share Class") and purchases by certain retirement plans without an initial sales charge on shares sold within 18 months of purchase.

Example

	1 Year	3 Years	5 Years	10 Years
Class A	$455	$624	$808	$1,339
Class A1	$440	$578	$729	$1,167
Class C	$223	$384	$665	$1,466
Class R6	$55	$173	$302	$677
Advisor Class	$57	$179	$313	$701
If you do not sell your shares:
Class C	$123	$384	$665	$1,466

VI.  The following is added to the “Fund Summaries – Franklin New Jersey Tax-Free Income Fund – Performance” section of the prospectus:

The figures in the average annual total returns table above reflect the Class A and Class A1 maximum front-end sales charge of 4.25% that was in effect prior to March 1, 2019.  Class A and A1 shares, however, currently are subject to a maximum front-end sales charge of 3.75% effective on March 1, 2019.  If the maximum front-end sales charge of 3.75% was reflected, performance for Class A and Class A1 in the average annual total returns table would be higher.

VII. The first chart under the “Your Account – Choosing a Share Class” section of the prospectus is replaced with the following:

Class A	Class C	Class R6	Advisor Class
Initial sales charge of 2.25% or less (Federal Intermediate-Term & Federal Limited-Term Funds) or 3.75% or less (all other Funds)	No initial sales charge	See "Qualified Investors - Class R6" below	See "Qualified Investors - Advisor Class" below
Deferred sales charge of 0.75% on purchases of $500,000 or more sold within 18 months	Deferred sales charge of 1% on shares you sell within 12 months
Lower annual expenses than Class C due to lower distribution fees	Higher annual expenses than Class A due to higher distribution fees. Automatic conversion to Class A shares after approximately ten years, reducing future annual expenses.

VIII. The chart under the “Your Account – Choosing a Share Class – Sales Charges – Class A & A1” section of the prospectus is replaced with the following:

3

Sales Charges – Class A & A1

when you invest this amount	the sales charge makes up this % of the offering price[1]	which equals this % of your net investment[1]
All Funds (except Federal Intermediate-Term & Federal Limited-Term Fund)
Under $100,000	3.75%	3.90%
$100,000 but under $250,000	3.25%	3.36%
$250,000 but under $500,000	2.25%	2.30%
$500,000 or more	0.00%	0.00%
Federal Intermediate-Term Fund & Federal Limited-Term Fund
Under $100,000	2.25%	2.30%
$100,000 but under $250,000	1.75%	1.78%
$250,000 but under $500,000	1.25%	1.27%
$500,000 or more	0.00%	0.00%

1. The dollar amount of the sales charge is the difference between the offering price of the shares purchased (which factors in the applicable sales charge in this table) and the net asset value of those shares. Since the offering price is calculated to two decimal places using standard rounding criteria, the number of shares purchased and the dollar amount of the sales charge as a percentage of the offering price and of your net investment may be higher or lower depending on whether there was a downward or upward rounding.

IX. The following replaces the charts under the “Your Account – Account Policies – Dealer Compensation – Class A, A1 & C” section of the prospectus:

All Funds (Except Federal Intermediate-Term and Federal Limited-Term Funds)	Class A	Class A1	Class C
Commission (%)	—	—	1.00%[1]
Under $100,000	3.50%	3.50%	—
$100,000 but under $250,000	3.00%	3.00%	—
$250,000 but under $500,000	2.25%	2.25%	—
$500,000 or more	Up to 1.00%	Up to 1.00%	—
12b-1 fee to dealer	0.25%[2]	0.10%[2]	0.65%[3]

Federal Intermediate-Term Fund	Class A	Class A1	Class C
Commission (%)	—	—	1.00%[1]
Under $100,000	2.00%	2.00%	—
$100,000 but under $250,000	1.75%	1.75%	—
$250,000 but under $500,000	1.25%	1.25%	—
$500,000 or more	Up to 1.00%	Up to 1.00%	—
12b-1 fee to dealer	0.25%[2]	0.10%[2]	0.65%[3]

Federal Limited-Term Fund	Class A	Class A1
Commission (%)	—	—
Under $100,000	2.00%	2.00%
$100,000 but under $250,000	1.75%	1.75%
$250,000 but under $500,000	1.25%	1.25%
$500,000 or more	Up to 1.00%	Up to 1.00%
12b-1 fee to dealer	0.25%[2]	0.15%[2]

1. Commission includes advance of the first year's 0.15% 12b-1 service fee. Distributors may pay a prepaid commission.

2. For purchases at NAV where Distributors paid a prepaid commission, dealers may start to receive the 12b-1 fee in the 13th month after purchase. For purchases at NAV where Distributors did not pay a prepaid commission, dealers may start to receive the 12b-1 fee at the time of purchase.

3. Dealers may be eligible to receive up to 0.15% at the time of purchase and may be eligible to receive 0.65% starting in the 13th month. During the first 12 months, the full 12b-1 fee will be paid to Distributors to partially offset the commission and the prepaid service fee paid at the time of purchase. For purchases at NAV where Distributors did not pay a prepaid commission, dealers may start to receive the 12b-1 fee at the time of purchase.  After approximately 10 years, Class C shares convert to Class A shares and dealers may then be eligible to receive the 12b-1 fee applicable to Class A.

Please keep this supplement with your prospectus for future reference.

4

TF1 SA2 03/19

SUPPLEMENT DATED MARCH 1, 2019

TO THE STATEMENT OF ADDITIONAL INFORMATION

DATED July 1, 2018

OF

Franklin High Yield Tax-Free Income Fund

Franklin Massachusetts Tax-Free Income Fund

Franklin New Jersey Tax-Free Income Fund

(Franklin Tax-Free Trust)

The Statement of Additional Information (“SAI”) is amended as follows:

I. The following replaces the first paragraph under “Buying and Selling Shares – Initial sales charges:”

The maximum initial sales charge is 2.25% for Class A and Class A1 of the Federal Limited-Term Fund and Federal Intermediate-Term Fund. For each of the other Funds, the maximum initial sales charge is 3.75% for Class A and Class A1. There is no initial sales charge for Class C, Class R6 and Advisor Class.

II. The following replaces the chart under “Buying and Selling Shares – Initial sales charges – Financial intermediary compensation:”

Amount of Investment	For Funds with an initial sales charge of 5.50% (%)	For Funds with an initial sales charge of 3.75% (%)	For Funds with an initial sales charge of 2.25% (%)
Under $50,000	5.00	3.50	2.00
$50,000 but under $100,000	4.00	3.50	2.00
$100,000 but under $250,000	3.00	3.00	1.75
$250,000 but under $500,000	2.25	2.25	1.25
$500,000 but under $1 million	1.75	1.00	1.00
$1 million but under $4 million	1.00	1.00	1.00
$4 million but under $10 million	1.00	1.00	1.00
$10 million but under $50 million	0.50	0.50	0.50
$50 million or more	0.25	0.25	0.25

III. The following replaces the first paragraph under “Buying and Selling shares – Contingent deferred sales charge (CDSC) - Class A, A1 & C:”

Contingent deferred sales charge (CDSC) - Class A, A1 & C     If you invest any amount in Class C shares, $1 million or more in Class A or A1 shares of mutual funds with a maximum initial sales charge of 5.50%, or $500,000 or more for mutual funds with a maximum initial sales charge of 3.75% or 2.25%, either as a lump sum or through our cumulative quantity discount or letter of intent programs, a CDSC may apply on any Class A or A1 shares you sell within 18 months and any Class C shares you sell within 12 months of purchase. The CDSC is 1% of the value of the shares sold or the net asset value at the time of purchase, whichever is less, for Class A and A1 shares of mutual funds with a maximum initial sales charge of 5.50% and for Class C shares.  The CDSC is 0.75% of the value of the shares sold or the net asset value at the time of purchase, whichever is less, for Class A and A1 shares of mutual funds with a maximum initial sales charge of 3.75% or 2.25%; however this CDSC will change to 1.00% on or after March 10, 2020.

Please keep this supplement with your SAI for future reference.

1

TF2 P2 03/19

SUPPLEMENT DATED MARCH 1, 2019

TO THE PROSPECTUS DATED July 1, 2018

OF

Franklin Alabama Tax-Free Income Fund

Franklin Florida Tax-Free Income Fund

Franklin Georgia Tax-Free Income Fund

Franklin Kentucky Tax-Free Income Fund

Franklin Louisiana Tax-Free Income Fund

Franklin Maryland Tax-Free Income Fund

Franklin Missouri Tax-Free Income Fund

Franklin North Carolina Tax-Free Income Fund

Franklin Virginia Tax-Free Income Fund

(Franklin Tax-Free Trust)

The prospectus is amended as follows:

I.  The following replaces the “Shareholder Fees” and “Example” tables in the “Fund Summaries – Franklin Alabama Tax-Free Income Fund – Fees and Expenses of the Fund” section of the prospectus:

Shareholder Fees

(fees paid directly from your investment)

	Class A1	Class A1	Class C2	Class R6[3]	Advisor Class
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	3.75%	3.75%	None	None	None
Maximum Deferred Sales Charge (Load) (as percentage of the lower of original purchase price or sale proceeds)	None[4]	None[4]	1.00%	None	None

1. The Fund began offering Class A shares on September 10, 2018.

2. Effective October 5, 2018, Class C shares that have been held for 10 years or more will convert automatically into Class A shares later in the month of October 2018 and will be subject to Class A shares’ lower Rule 12b-1 fees. Thereafter, Class C shares of the Fund will convert automatically to Class A shares of the Fund on a monthly basis in the month of, or the month following, the 10-year anniversary of the Class C shares’ purchase date.  Such conversions will be on the basis of the relative net asset values of the two classes, will not be subject to Class A shares’ sales charges and are not expected to be a taxable event for federal income tax purposes.  Certain shares that are invested through retirement plans, omnibus accounts or in certain other instances may not automatically convert if the financial intermediary does not have the ability to track purchases to credit individual shareholders’ holding periods.  (See “Your Account – Choosing a Shares Class – Sales Charges - Class C – Automatic Conversion of Class C Shares to Class A Shares After 10-Year Holding Period” for more information.)

3. The Fund began offering Class R6 shares on August 1, 2017.

4. There is a 0.75% contingent deferred sales charge that applies to investments of $500,000 or more (see "Investments of $500,000 or More" under "Choosing a Share Class") and purchases by certain retirement plans without an initial sales charge on shares sold within 18 months of purchase.

Example

	1 Year	3 Years	5 Years	10 Years
Class A	$462	$648	$850	$1,430
Class A1	$448	$603	$771	$1,259
Class C	$231	$409	$708	$1,556
Class R6	$63	$205	$359	$808
Advisor Class	$65	$205	$357	$798
If you do not sell your shares:
Class C	$131	$409	$708	$1,556

II.  The following is added to the “Fund Summaries – Franklin Alabama Tax-Free Income Fund – Performance” section of the prospectus:

The figures in the average annual total returns table above reflect the Class A and Class A1 maximum front-end sales charge of 4.25% that was in effect prior to March 1, 2019.  Class A and A1 shares, however, currently are subject to a maximum front-end sales charge of 3.75% effective on March 1, 2019.  If the maximum front-end sales charge of 3.75% was reflected, performance for Class A and Class A1 in the average annual total returns table would be higher.

III.  The following replaces the “Shareholder Fees” and “Example” tables in the “Fund Summaries – Franklin Florida Tax-Free Income Fund – Fees and Expenses of the Fund” section of the prospectus:

Shareholder Fees

(fees paid directly from your investment)

	Class A1	Class A1	Class C2	Class R6[3]	Advisor Class
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	3.75%	3.75%	None	None	None
Maximum Deferred Sales Charge (Load) (as percentage of the lower of original purchase price or sale proceeds)	None[4]	None[4]	1.00%	None	None

1. The Fund began offering Class A shares on September 10, 2018.

2. Effective October 5, 2018, Class C shares that have been held for 10 years or more will convert automatically into Class A shares later in the month of October 2018 and will be subject to Class A shares’ lower Rule 12b-1 fees. Thereafter, Class C shares of the Fund will convert automatically to Class A shares of the Fund on a monthly basis in the month of, or the month following, the 10-year anniversary of the Class C shares’ purchase date.  Such conversions will be on the basis of the relative net asset values of the two classes, will not be subject to Class A shares’ sales charges and are not expected to be a taxable event for federal income tax purposes.  Certain shares that are invested through retirement plans, omnibus accounts or in certain other instances may not automatically convert if the financial intermediary does not have the ability to track purchases to credit individual shareholders’ holding periods.  (See “Your Account – Choosing a Shares Class – Sales Charges - Class C – Automatic Conversion of Class C Shares to Class A Shares After 10-Year Holding Period” for more information.)

3. The Fund began offering Class R6 shares on August 1, 2017.

4. There is a 0.75% contingent deferred sales charge that applies to investments of $500,000 or more (see "Investments of $500,000 or More" under "Choosing a Share Class") and purchases by certain retirement plans without an initial sales charge on shares sold within 18 months of purchase.

Example

	1 Year	3 Years	5 Years	10 Years
Class A	$456	$627	$813	$1,350
Class A1	$441	$581	$734	$1,178
Class C	$224	$387	$670	$1,477
Class R6	$56	$181	$316	$712
Advisor Class	$58	$183	$318	$714
If you do not sell your shares:
Class C	$124	$387	$670	$1,477

IV.  The following is added to the “Fund Summaries – Franklin Florida Tax-Free Income Fund – Performance” section of the prospectus:

The figures in the average annual total returns table above reflect the Class A and Class A1 maximum front-end sales charge of 4.25% that was in effect prior to March 1, 2019.  Class A and A1 shares, however, currently are subject to a maximum front-end sales charge of 3.75% effective on March 1, 2019.  If the maximum front-end sales charge of 3.75% was reflected, performance for Class A and Class A1 in the average annual total returns table would be higher.

V.  The following replaces the “Shareholder Fees” and “Example” tables in the “Fund Summaries – Franklin Georgia Tax-Free Income Fund – Fees and Expenses of the Fund” section of the prospectus:

Shareholder Fees

(fees paid directly from your investment)

	Class A1	Class A1	Class C2	Class R6[3]	Advisor Class
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	3.75%	3.75%	None	None	None
Maximum Deferred Sales Charge (Load) (as percentage of the lower of original purchase price or sale proceeds)	None[4]	None[4]	1.00%	None	None

1. The Fund began offering Class A shares on September 10, 2018.

2. Effective October 5, 2018, Class C shares that have been held for 10 years or more will convert automatically into Class A shares later in the month of October 2018 and will be subject to Class A shares’ lower Rule 12b-1 fees. Thereafter, Class C shares of the Fund will convert automatically to

Class A shares of the Fund on a monthly basis in the month of, or the month following, the 10-year anniversary of the Class C shares’ purchase date.  Such conversions will be on the basis of the relative net asset values of the two classes, will not be subject to Class A shares’ sales charges and are not expected to be a taxable event for federal income tax purposes.  Certain shares that are invested through retirement plans, omnibus accounts or in certain other instances may not automatically convert if the financial intermediary does not have the ability to track purchases to credit individual shareholders’ holding periods.  (See “Your Account – Choosing a Shares Class – Sales Charges – Class C – Automatic Conversion of Class C Shares to Class A Shares After 10-Year Holding Period” for more information.)

3. The Fund began offering Class R6 shares on August 1, 2017.

4. There is a 0.75% contingent deferred sales charge that applies to investments of $500,000 or more (see "Investments of $500,000 or More" under "Choosing a Share Class") and purchases by certain retirement plans without an initial sales charge on shares sold within 18 months of purchase.

Example

	1 Year	3 Years	5 Years	10 Years
Class A	$458	$633	$823	$1,373
Class A1	$443	$587	$745	$1,201
Class C	$226	$393	$681	$1,500
Class R6	$57	$777	$1,520	$3,484
Advisor Class	$60	$189	$329	$738
If you do not sell your shares:
Class C	$126	$393	$681	$1,500

VI.  The following is added to the “Fund Summaries – Franklin Georgia Tax-Free Income Fund – Performance” section of the prospectus:

The figures in the average annual total returns table above reflect the Class A and Class A1 maximum front-end sales charge of 4.25% that was in effect prior to March 1, 2019.  Class A and A1 shares, however, currently are subject to a maximum front-end sales charge of 3.75% effective on March 1, 2019.  If the maximum front-end sales charge of 3.75% was reflected, performance for Class A and Class A1 in the average annual total returns table would be higher.

VII.  The following replaces the “Shareholder Fees” and “Example” tables in the “Fund Summaries – Franklin Kentucky Tax-Free Income Fund – Fees and Expenses of the Fund” section of the prospectus:

Shareholder Fees

(fees paid directly from your investment)

	Class A1	Class A1	Class R6[2]	Advisor Class
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	3.75%	3.75%	None	None
Maximum Deferred Sales Charge (Load) (as percentage of the lower of original purchase price or sale proceeds)	None[3]	None[3]	None	None

1. The Fund began offering Class A shares on September 10, 2018.

2. The Fund began offering Class R6 shares on August 1, 2017.

3. There is a 0.75% contingent deferred sales charge that applies to investments of $500,000 or more (see "Investments of $500,000 or More" under "Choosing a Share Class") and purchases by certain retirement plans without an initial sales charge on shares sold within 18 months of purchase.

Example

	1 Year	3 Years	5 Years	10 Years
Class A	$466	$660	$870	$1,475
Class A1	$452	$615	$792	$1,305
Class R6	$67	$218	$381	$856
Advisor Class	$69	$218	$379	$847

VIII.  The following is added to the “Fund Summaries – Franklin Kentucky Tax-Free Income Fund – Performance” section of the prospectus:

The figures in the average annual total returns table above reflect the Class A and Class A1 maximum front-end sales charge of 4.25% that was in effect prior to March 1, 2019.  Class A and A1 shares, however, currently are subject to a maximum front-end sales charge of 3.75% effective on March 1, 2019.  If the maximum front-end sales charge of 3.75% was reflected, performance for Class A and Class A1 in the average annual total returns table would be higher.

IX.  The following replaces the “Shareholder Fees” and “Example” tables in the “Fund Summaries – Franklin Louisiana Tax-Free Income Fund – Fees and Expenses of the Fund” section of the prospectus:

Shareholder Fees

(fees paid directly from your investment)

	Class A1	Class A1	Class C2	Class R6[3]	Advisor Class
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	3.75%	3.75%	None	None	None
Maximum Deferred Sales Charge (Load) (as percentage of the lower of original purchase price or sale proceeds)	None[4]	None[4]	1.00%	None	None

1. The Fund began offering Class A shares on September 10, 2018.

2. Effective October 5, 2018, Class C shares that have been held for 10 years or more will convert automatically into Class A shares later in the month of October 2018 and will be subject to Class A shares’ lower Rule 12b-1 fees. Thereafter, Class C shares of the Fund will convert automatically to Class A shares of the Fund on a monthly basis in the month of, or the month following, the 10-year anniversary of the Class C shares’ purchase date.  Such conversions will be on the basis of the relative net asset values of the two classes, will not be subject to Class A shares’ sales charges and are not expected to be a taxable event for federal income tax purposes.  Certain shares that are invested through retirement plans, omnibus accounts or in certain other instances may not automatically convert if the financial intermediary does not have the ability to track purchases to credit individual shareholders’ holding periods.  (See “Your Account – Choosing a Shares Class – Sales Charges – Class C – Automatic Conversion of Class C Shares to Class A Shares After 10-Year Holding Period” for more information.)

3. The Fund began offering Class R6 shares on August 1, 2017.

4. There is a 0.75% contingent deferred sales charge that applies to investments of $500,000 or more (see "Investments of $500,000 or More" under "Choosing a Share Class") and purchases by certain retirement plans without an initial sales charge on shares sold within 18 months of purchase.

Example

	1 Year	3 Years	5 Years	10 Years
Class A	$459	$636	$829	$1,385
Class A1	$444	$590	$750	$1,213
Class C	$227	$397	$686	$1,511
Class R6	$59	$190	$333	$748
Advisor Class	$61	$192	$335	$750
If you do not sell your shares:
Class C	$127	$397	$686	$1,511

X.  The following is added to the “Fund Summaries – Franklin Louisiana Tax-Free Income Fund – Performance” section of the prospectus:

The figures in the average annual total returns table above reflect the Class A and Class A1 maximum front-end sales charge of 4.25% that was in effect prior to March 1, 2019.  Class A and A1 shares, however, currently are subject to a maximum front-end sales charge of 3.75% effective on March 1, 2019.  If the maximum front-end sales charge of 3.75% was reflected, performance for Class A and Class A1 in the average annual total returns table would be higher.

XI.  The following replaces the “Shareholder Fees” and “Example” tables in the “Fund Summaries – Franklin Maryland Tax-Free Income Fund – Fees and Expenses of the Fund” section of the prospectus:

Shareholder Fees

(fees paid directly from your investment)

	Class A1	Class A1	Class C2	Class R6[3]	Advisor Class
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	3.75%	3.75%	None	None	None
Maximum Deferred Sales Charge (Load) (as percentage of the lower of original purchase price or sale proceeds)	None[4]	None[4]	1.00%	None	None

1. The Fund began offering Class A shares on September 10, 2018.

2. Effective October 5, 2018, Class C shares that have been held for 10 years or more will convert automatically into Class A shares later in the month of October 2018 and will be subject to Class A shares’ lower Rule 12b-1 fees. Thereafter, Class C shares of the Fund will convert automatically to Class A shares of the Fund on a monthly basis in the month of, or the month following, the 10-year anniversary of the Class C shares’ purchase date.  Such conversions will be on the basis of the relative net asset values of the two classes, will not be subject to Class A shares’ sales charges and are not expected to be a taxable event for federal income tax purposes.  Certain shares that are invested through retirement plans, omnibus accounts or in certain other instances may not automatically convert if the financial intermediary does not have the ability to track purchases to credit individual shareholders’ holding periods.  (See “Your Account – Choosing a Shares Class – Sales Charges – Class C – Automatic Conversion of Class C Shares to Class A Shares After 10-Year Holding Period” for more information.)

3. The Fund began offering Class R6 shares on August 1, 2017.

4. There is a 0.75% contingent deferred sales charge that applies to investments of $500,000 or more (see "Investments of $500,000 or More" under "Choosing a Share Class") and purchases by certain retirement plans without an initial sales charge on shares sold within 18 months of purchase.

Example

	1 Year	3 Years	5 Years	10 Years
Class A	$458	$633	$823	$1,373
Class A1	$443	$587	$745	$1,201
Class C	$226	$393	$681	$1,500
Class R6	$58	$189	$332	$747
Advisor Class	$60	$189	$329	$738
If you do not sell your shares:
Class C	$126	$393	$681	$1,500

XII.  The following is added to the “Fund Summaries – Franklin Maryland Tax-Free Income Fund – Performance” section of the prospectus:

The figures in the average annual total returns table above reflect the Class A and Class A1 maximum front-end sales charge of 4.25% that was in effect prior to March 1, 2019.  Class A and A1 shares, however, currently are subject to a maximum front-end sales charge of 3.75% effective on March 1, 2019.  If the maximum front-end sales charge of 3.75% was reflected, performance for Class A and Class A1 in the average annual total returns table would be higher.

XIII.  The following replaces the “Shareholder Fees” and “Example” tables in the “Fund Summaries – Franklin Missouri Tax-Free Income Fund – Fees and Expenses of the Fund” section of the prospectus:

Shareholder Fees

(fees paid directly from your investment)

	Class A1	Class A1	Class C2	Class R6[3]	Advisor Class
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	3.75%	3.75%	None	None	None
Maximum Deferred Sales Charge (Load) (as percentage of the lower of original purchase price or sale proceeds)	None[4]	None[4]	1.00%	None	None

1. The Fund began offering Class A shares on September 10, 2018.

2. Effective October 5, 2018, Class C shares that have been held for 10 years or more will convert automatically into Class A shares later in the month of October 2018 and will be subject to Class A shares’ lower Rule 12b-1 fees. Thereafter, Class C shares of the Fund will convert automatically to Class A shares of the Fund on a monthly basis in the month of, or the month following, the 10-year anniversary of the Class C shares’ purchase date.  Such conversions will be on the basis of the relative net asset values of the two classes, will not be subject to Class A shares’ sales charges and are not expected to be a taxable event for federal income tax purposes.  Certain shares that are invested through retirement plans, omnibus accounts or in certain other instances may not automatically convert if the financial intermediary does not have the ability to track purchases to credit individual shareholders’ holding periods.  (See “Your Account – Choosing a Shares Class – Sales Charges – Class C – Automatic Conversion of Class C Shares to Class A Shares After 10-Year Holding Period” for more information.)

3. The Fund began offering Class R6 shares on August 1, 2017.

4. There is a 0.75% contingent deferred sales charge that applies to investments of $500,000 or more (see "Investments of $500,000 or More" under "Choosing a Share Class") and purchases by certain retirement plans without an initial sales charge on shares sold within 18 months of purchase.

Example

	1 Year	3 Years	5 Years	10 Years
Class A	$455	$624	$808	$1,339
Class A1	$440	$578	$729	$1,167
Class C	$223	$384	$665	$1,466
Class R6	$55	$175	$306	$688
Advisor Class	$57	$179	$313	$701
If you do not sell your shares:
Class C	$123	$384	$665	$1,466

XIV.  The following is added to the “Fund Summaries – Franklin Missouri Tax-Free Income Fund – Performance” section of the prospectus:

The figures in the average annual total returns table above reflect the Class A and Class A1 maximum front-end sales charge of 4.25% that was in effect prior to March 1, 2019.  Class A and A1 shares, however, currently are subject to a maximum front-end sales charge of 3.75% effective on March 1, 2019.  If the maximum front-end sales charge of 3.75% was reflected, performance for Class A and Class A1 in the average annual total returns table would be higher.

XV.  The following replaces the “Shareholder Fees” and “Example” tables in the “Fund Summaries – Franklin North Carolina Tax-Free Income Fund – Fees and Expenses of the Fund” section of the prospectus:

Shareholder Fees

(fees paid directly from your investment)

	Class A1	Class A1	Class C2	Class R6[3]	Advisor Class
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	3.75%	3.75%	None	None	None
Maximum Deferred Sales Charge (Load) (as percentage of the lower of original purchase price or sale proceeds)	None[4]	None[4]	1.00%	None	None

1. The Fund began offering Class A shares on September 10, 2018.

2. Effective October 5, 2018, Class C shares that have been held for 10 years or more will convert automatically into Class A shares later in the month of October 2018 and will be subject to Class A shares’ lower Rule 12b-1 fees. Thereafter, Class C shares of the Fund will convert automatically to Class A shares of the Fund on a monthly basis in the month of, or the month following, the 10-year anniversary of the Class C shares’ purchase date.  Such conversions will be on the basis of the relative net asset values of the two classes, will not be subject to Class A shares’ sales charges and are not expected to be a taxable event for federal income tax purposes.  Certain shares that are invested through retirement plans, omnibus accounts or in certain other instances may not automatically convert if the financial intermediary does not have the ability to track purchases to credit individual shareholders’ holding periods.  (See “Your Account – Choosing a Shares Class – Sales Charges – Class C – Automatic Conversion of Class C Shares to Class A Shares After 10-Year Holding Period” for more information.)

3. The Fund began offering Class R6 shares on August 1, 2017.

4. There is a 0.75% contingent deferred sales charge that applies to investments of $500,000 or more (see "Investments of $500,000 or More" under "Choosing a Share Class") and purchases by certain retirement plans without an initial sales charge on shares sold within 18 months of purchase.

Example

	1 Year	3 Years	5 Years	10 Years
Class A	$455	$624	$808	$1,339
Class A1	$440	$578	$729	$1,167
Class C	$223	$384	$665	$1,466
Class R6	$55	$177	$311	$700
Advisor Class	$57	$179	$313	$701
If you do not sell your shares:
Class C	$123	$384	$665	$1,466

XVI.  The following is added to the “Fund Summaries – Franklin North Carolina Tax-Free Income Fund – Performance” section of the prospectus:

The figures in the average annual total returns table above reflect the Class A and Class A1 maximum front-end sales charge of 4.25% that was in effect prior to March 1, 2019.  Class A and A1 shares, however, currently are subject to a maximum front-end sales charge of 3.75% effective on March 1, 2019.  If the maximum front-end sales charge of 3.75% was reflected, performance for Class A and Class A1 in the average annual total returns table would be higher.

XVII.  The following replaces the “Shareholder Fees” and “Example” tables in the “Fund Summaries – Franklin Virginia Tax-Free Income Fund – Fees and Expenses of the Fund” section of the prospectus:

Shareholder Fees

(fees paid directly from your investment)

	Class A1	Class A1	Class C2	Class R6[3]	Advisor Class
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	3.75%	3.75%	None	None	None
Maximum Deferred Sales Charge (Load) (as percentage of the lower of original purchase price or sale proceeds)	None[4]	None[4]	1.00%	None	None

1. The Fund began offering Class A shares on September 10, 2018.

2. Effective October 5, 2018, Class C shares that have been held for 10 years or more will convert automatically into Class A shares later in the month of October 2018 and will be subject to Class A shares’ lower Rule 12b-1 fees. Thereafter, Class C shares of the Fund will convert automatically to Class A shares of the Fund on a monthly basis in the month of, or the month following, the 10-year anniversary of the Class C shares’ purchase date.  Such conversions will be on the basis of the relative net asset values of the two classes, will not be subject to Class A shares’ sales charges and are not expected to be a taxable event for federal income tax purposes.  Certain shares that are invested through retirement plans, omnibus accounts or in certain other instances may not automatically convert if the financial intermediary does not have the ability to track purchases to credit individual shareholders’ holding periods.  (See “Your Account – Choosing a Shares Class – Sales Charges – Class C – Automatic Conversion of Class C Shares to Class A Shares After 10-Year Holding Period” for more information.)

3. The Fund began offering Class R6 shares on August 1, 2017.

4. There is a 0.75% contingent deferred sales charge that applies to investments of $500,000 or more (see "Investments of $500,000 or More" under "Choosing a Share Class") and purchases by certain retirement plans without an initial sales charge on shares sold within 18 months of purchase.

Example

	1 Year	3 Years	5 Years	10 Years
Class A	$456	$627	$813	$1,350
Class A1	$441	$581	$734	$1,178
Class C	$224	$387	$670	$1,477
Class R6	$56	$181	$316	$712
Advisor Class	$58	$183	$318	$714
If you do not sell your shares:
Class C	$124	$387	$670	$1,477

XVIII.  The following is added to the “Fund Summaries – Franklin Virginia Tax-Free Income Fund – Performance” section of the prospectus:

The figures in the average annual total returns table above reflect the Class A and Class A1 maximum front-end sales charge of 4.25% that was in effect prior to March 1, 2019.  Class A and A1 shares, however, currently are subject to a maximum front-end sales charge of 3.75% effective on March 1, 2019.  If the maximum front-end sales charge of 3.75% was reflected, performance for Class A and Class A1 in the average annual total returns table would be higher.

XIX. The first chart under the “Your Account – Choosing a Share Class” section of the prospectus is replaced with the following:

Class A	Class C	Class R6	Advisor Class
Initial sales charge of 3.75% or less	No initial sales charge	See "Qualified Investors - Class R6" below	See "Qualified Investors - Advisor Class" below
Deferred sales charge of 0.75% on purchases of $500,000 or more sold within 18 months	Deferred sales charge of 1% on shares you sell within 12 months
Lower annual expenses than Class C due to lower distribution fees	Higher annual expenses than Class A due to higher distribution fees. Automatic conversion to Class A shares after approximately ten years, reducing future annual expenses.

XX. The chart under the “Your Account – Choosing a Share Class – Sales Charges – Class A & A1” section of the prospectus is replaced with the following:

Sales Charges – Class A & A1

when you invest this amount	the sales charge makes up this % of the offering price[1]	which equals this % of your net investment[1]
Under $100,000	3.75%	3.90%
$100,000 but under $250,000	3.25%	3.36%
$250,000 but under $500,000	2.25%	2.30%
$500,000 or more	0.00%	0.00%

1. The dollar amount of the sales charge is the difference between the offering price of the shares purchased (which factors in the applicable sales charge in this table) and the net asset value of those shares. Since the offering price is calculated to two decimal places using standard rounding criteria, the number of shares purchased and the dollar amount of the sales charge as a percentage of the offering price and of your net investment may be higher or lower depending on whether there was a downward or upward rounding.

XXI. The following replaces the chart under the “Your Account – Account Policies – Dealer Compensation – Class A, A1 & C” section of the prospectus:

	Class A	Class A1	Class C
Commission (%)	—	—	1.00%[1]
Under $100,000	3.50%	3.50%	—
$100,000 but under $250,000	3.00%	3.00%	—
$250,000 but under $500,000	2.25%	2.25%	—
$500,000 or more	Up to 1.00%	Up to 1.00%	—
12b-1 fee to dealer	0.25%[2]	0.10%[2]	0.65%[3]

1. Commission includes advance of the first year's 0.15% 12b-1 service fee. Distributors may pay a prepaid commission.

2. For purchases at NAV where Distributors paid a prepaid commission, dealers may start to receive the 12b-1 fee in the 13th month after purchase. For purchases at NAV where Distributors did not pay a prepaid commission, dealers may start to receive the 12b-1 fee at the time of purchase.

3. Dealers may be eligible to receive up to 0.15% at the time of purchase and may be eligible to receive 0.65% starting in the 13th month. During the first 12 months, the full 12b-1 fee will be paid to Distributors to partially offset the commission and the prepaid service fee paid at the time of purchase. For purchases at NAV where Distributors did not pay a prepaid commission, dealers may start to receive the 12b-1 fee at the time of purchase.  After approximately 10 years, Class C shares convert to Class A shares and dealers may then be eligible to receive the 12b-1 fee applicable to Class A.

Please keep this supplement with your prospectus for future reference.

TF2 SA2 03/19

SUPPLEMENT DATED MARCH 1, 2019

TO THE STATEMENT OF ADDITIONAL INFORMATION

DATED July 1, 2018

OF

Franklin Alabama Tax-Free Income Fund

Franklin Florida Tax-Free Income Fund

Franklin Georgia Tax-Free Income Fund

Franklin Kentucky Tax-Free Income Fund

Franklin Louisiana Tax-Free Income Fund

Franklin Maryland Tax-Free Income Fund

Franklin Missouri Tax-Free Income Fund

Franklin North Carolina Tax-Free Income Fund

Franklin Virginia Tax-Free Income Fund

(Franklin Tax-Free Trust)

The Statement of Additional Information (“SAI”) is amended as follows:

I. The following replaces the first paragraph under “Buying and Selling Shares – Initial sales charges:”

The maximum initial sales charge is 3.75% for Class A and Class A1. There is no initial sales charge for Class C, Class R6 and Advisor Class.

II. The following replaces the chart under “Buying and Selling Shares – Initial sales charges – Financial intermediary compensation:”

Amount of Investment	For Funds with an initial sales charge of 5.50% (%)	For Funds with an initial sales charge of 3.75% (%)	For Funds with an initial sales charge of 2.25% (%)
Under $50,000	5.00	3.50	2.00
$50,000 but under $100,000	4.00	3.50	2.00
$100,000 but under $250,000	3.00	3.00	1.75
$250,000 but under $500,000	2.25	2.25	1.25
$500,000 but under $1 million	1.75	1.00	1.00
$1 million but under $4 million	1.00	1.00	1.00
$4 million but under $10 million	1.00	1.00	1.00
$10 million but under $50 million	0.50	0.50	0.50
$50 million or more	0.25	0.25	0.25

III. The following replaces the first paragraph under “Buying and Selling shares – Contingent deferred sales charge (CDSC) - Class A, A1 & C:”

Contingent deferred sales charge (CDSC) - Class A, A1 & C     If you invest any amount in Class C shares, $1 million or more in Class A or A1 shares of mutual funds with a maximum initial sales charge of 5.50%, or $500,000 or more for mutual funds with a maximum initial sales charge of 3.75% or 2.25%, either as a lump sum or through our cumulative quantity discount or letter of intent programs, a CDSC may apply on any Class A or A1 shares you sell within 18 months and any Class C shares you sell within 12 months of purchase. The CDSC is 1% of the value of the shares sold or the net asset value at the time of purchase, whichever is less, for Class A and A1 shares of mutual funds with a maximum initial sales charge of 5.50% and for Class C shares.  The CDSC is 0.75% of the value of the shares sold or the net asset value at the time of purchase, whichever is less, for Class A and A1 shares of mutual funds with a maximum initial sales charge of 3.75% or 2.25%; however this CDSC will change to 1.00% on or after March 10, 2020.

Please keep this supplement with your SAI for future reference.

1

TF3 P2 03/19

SUPPLEMENT DATED MARCH 1, 2019

TO THE PROSPECTUS DATED JULY 1, 2018

OF

Franklin Arizona Tax-Free Income Fund

Franklin Colorado Tax-Free Income Fund

Franklin Connecticut Tax-Free Income Fund

Franklin Michigan Tax-Free Income Fund

Franklin Minnesota Tax-Free Income Fund

Franklin Ohio Tax-Free Income Fund

Franklin Oregon Tax-Free Income Fund

Franklin Pennsylvania Tax-Free Income Fund

(Franklin Tax-Free Trust)

The prospectus is amended as follows:

I.  The following replaces the “Shareholder Fees” and “Example” tables in the “Fund Summaries – Arizona Tax-Free Income Fund – Fees and Expenses of the Fund” section of the prospectus:

Shareholder Fees

(fees paid directly from your investment)

	Class A1	Class A1	Class C2	Class R6[3]	Advisor Class
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	3.75%	3.75%	None	None	None
Maximum Deferred Sales Charge (Load) (as percentage of the lower of original purchase price or sale proceeds)	None[4]	None[4]	1.00%	None	None

1. The Fund began offering Class A shares on September 10, 2018.

2. Effective October 5, 2018, Class C shares of the Fund convert automatically to Class A shares of the Fund on a monthly basis in the month of, or the month following, the 10-year anniversary of the Class C shares’ purchase date. Such conversions are on the basis of the relative net asset values of the two classes, are not subject to Class A shares’ sales charges and are not expected to be a taxable event for federal income tax purposes. Certain shares that are invested through retirement plans, omnibus accounts or in certain other instances may not automatically convert if the financial intermediary does not have the ability to track purchases to credit individual shareholders’ holding periods. (See “Your Account – Choosing a Shares Class – Sales Charges - Class C – Automatic Conversion of Class C Shares to Class A Shares After 10-Year Holding Period” for more information.)

3. The Fund began offering Class R6 shares on August 1, 2017.

4. There is a 0.75% contingent deferred sales charge that applies to investments of $500,000 or more (see "Investments of $500,000 or More" under "Choosing a Share Class") and purchases by certain retirement plans without an initial sales charge on shares sold within 18 months of purchase.

Example

	1 Year	3 Years	5 Years	10 Years
Class A	$453	$618	$797	$1,316
Class A1	$438	$572	$718	$1,143
Class C	$221	$378	$654	$1,443
Class R6	$54	$170	$296	$665
Advisor Class	$55	$173	$302	$677
If you do not sell your shares:
Class C	$121	$378	$654	$1,443

II.  The following is added to the “Fund Summaries – Franklin Arizona Tax-Free Income Fund – Performance” section of the prospectus:

The figures in the average annual total returns table above reflect the Class A and Class A1 maximum front-end sales charge of 4.25% that was in effect prior to March 1, 2019.  Class A and A1 shares, however, currently are subject to a

1

maximum front-end sales charge of 3.75% effective on March 1, 2019.  If the maximum front-end sales charge of 3.75% was reflected, performance for Class A and Class A1 in the average annual total returns table would be higher.

III.  The following replaces the “Shareholder Fees” and “Example” tables in the “Fund Summaries – Franklin Colorado Tax-Free Income Fund – Fees and Expenses of the Fund” section of the prospectus:

Shareholder Fees

(fees paid directly from your investment)

	Class A1	Class A1	Class C2	Class R6[3]	Advisor Class
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	3.75%	3.75%	None	None	None
Maximum Deferred Sales Charge (Load) (as percentage of the lower of original purchase price or sale proceeds)	None[4]	None[4]	1.00%	None	None

1. The Fund began offering Class A shares on September 10, 2018.

2. Effective October 5, 2018, Class C shares of the Fund convert automatically to Class A shares of the Fund on a monthly basis in the month of, or the month following, the 10-year anniversary of the Class C shares’ purchase date. Such conversions are on the basis of the relative net asset values of the two classes, are not subject to Class A shares’ sales charges and are not expected to be a taxable event for federal income tax purposes. Certain shares that are invested through retirement plans, omnibus accounts or in certain other instances may not automatically convert if the financial intermediary does not have the ability to track purchases to credit individual shareholders’ holding periods. (See “Your Account – Choosing a Shares Class – Sales Charges - Class C – Automatic Conversion of Class C Shares to Class A Shares After 10-Year Holding Period” for more information.)

3. The Fund began offering Class R6 shares on August 1, 2017.

4. There is a 0.75% contingent deferred sales charge that applies to investments of $500,000 or more (see "Investments of $500,000 or More" under "Choosing a Share Class") and purchases by certain retirement plans without an initial sales charge on shares sold within 18 months of purchase.

Example

	1 Year	3 Years	5 Years	10 Years
Class A	$456	$627	$813	$1,350
Class A1	$441	$581	$734	$1,178
Class C	$224	$387	$670	$1,477
Class R6	$56	$178	$312	$700
Advisor Class	$58	$183	$318	$714
If you do not sell your shares:
Class C	$124	$387	$670	$1,477

IV.  The following is added to the “Fund Summaries – Franklin Colorado Tax-Free Income Fund – Performance” section of the prospectus:

The figures in the average annual total returns table above reflect the Class A and Class A1 maximum front-end sales charge of 4.25% that was in effect prior to March 1, 2019.  Class A and A1 shares, however, currently are subject to a maximum front-end sales charge of 3.75% effective on March 1, 2019.  If the maximum front-end sales charge of 3.75% was reflected, performance for Class A and Class A1 in the average annual total returns table would be higher.

V.  The following replaces the “Shareholder Fees” and “Example” tables in the “Fund Summaries – Franklin Connecticut Tax-Free Income Fund – Fees and Expenses of the Fund” section of the prospectus:

Shareholder Fees

(fees paid directly from your investment)

	Class A1	Class A1	Class C2	Class R6[3]	Advisor Class
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	3.75%	3.75%	None	None	None
Maximum Deferred Sales Charge (Load) (as percentage of the lower of original purchase price or sale proceeds)	None[4]	None[4]	1.00%	None	None

2

1. The Fund began offering Class A shares on September 10, 2018.

2. Effective October 5, 2018, Class C shares of the Fund convert automatically to Class A shares of the Fund on a monthly basis in the month of, or the month following, the 10-year anniversary of the Class C shares’ purchase date. Such conversions are on the basis of the relative net asset values of the two classes, are not subject to Class A shares’ sales charges and are not expected to be a taxable event for federal income tax purposes. Certain shares that are invested through retirement plans, omnibus accounts or in certain other instances may not automatically convert if the financial intermediary does not have the ability to track purchases to credit individual shareholders’ holding periods. (See “Your Account – Choosing a Shares Class – Sales Charges - Class C – Automatic Conversion of Class C Shares to Class A Shares After 10-Year Holding Period” for more information.)

3. The Fund began offering Class R6 shares on August 1, 2017.

4. There is a 0.75% contingent deferred sales charge that applies to investments of $500,000 or more (see "Investments of $500,000 or More" under "Choosing a Share Class") and purchases by certain retirement plans without an initial sales charge on shares sold within 18 months of purchase.

Example

	1 Year	3 Years	5 Years	10 Years
Class A	$461	$645	$844	$1,419
Class A1	$447	$600	$766	$1,247
Class C	$230	$406	$702	$1,545
Class R6	$62	$221	$394	$895
Advisor Class	$64	$202	$351	$786
If you do not sell your shares:
Class C	$130	$406	$702	$1,545

VI.  The following is added to the “Fund Summaries – Franklin Connecticut Tax-Free Income Fund – Performance” section of the prospectus:

The figures in the average annual total returns table above reflect the Class A and Class A1 maximum front-end sales charge of 4.25% that was in effect prior to March 1, 2019.  Class A and A1 shares, however, currently are subject to a maximum front-end sales charge of 3.75% effective on March 1, 2019.  If the maximum front-end sales charge of 3.75% was reflected, performance for Class A and Class A1 in the average annual total returns table would be higher.

VII.  The following replaces the “Shareholder Fees” and “Example” tables in the “Fund Summaries – Franklin Michigan Tax-Free Income Fund – Fees and Expenses of the Fund” section of the prospectus:

Shareholder Fees

(fees paid directly from your investment)

	Class A1	Class A1	Class C2	Class R6[3]	Advisor Class
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	3.75%	3.75%	None	None	None
Maximum Deferred Sales Charge (Load) (as percentage of the lower of original purchase price or sale proceeds)	None[4]	None[4]	1.00%	None	None

1. The Fund began offering Class A shares on September 10, 2018.

2. Effective October 5, 2018, Class C shares of the Fund convert automatically to Class A shares of the Fund on a monthly basis in the month of, or the month following, the 10-year anniversary of the Class C shares’ purchase date. Such conversions are on the basis of the relative net asset values of the two classes, are not subject to Class A shares’ sales charges and are not expected to be a taxable event for federal income tax purposes. Certain shares that are invested through retirement plans, omnibus accounts or in certain other instances may not automatically convert if the financial intermediary does not have the ability to track purchases to credit individual shareholders’ holding periods. (See “Your Account – Choosing a Shares Class – Sales Charges - Class C – Automatic Conversion of Class C Shares to Class A Shares After 10-Year Holding Period” for more information.)

3. The Fund began offering Class R6 shares on August 1, 2017.

4. There is a 0.75% contingent deferred sales charge that applies to investments of $500,000 or more (see "Investments of $500,000 or More" under "Choosing a Share Class") and purchases by certain retirement plans without an initial sales charge on shares sold within 18 months of purchase.

Example

	1 Year	3 Years	5 Years	10 Years
Class A	$456	$627	$813	$1,350
Class A1	$441	$581	$734	$1,178
Class C	$224	$387	$670	$1,477
Class R6	$55	$180	$315	$711
Advisor Class	$58	$183	$318	$714
If you do not sell your shares:
Class C	$124	$387	$670	$1,477

3

VIII.  The following is added to the “Fund Summaries – Franklin Michigan Tax-Free Income Fund – Performance” section of the prospectus:

The figures in the average annual total returns table above reflect the Class A and Class A1 maximum front-end sales charge of 4.25% that was in effect prior to March 1, 2019.  Class A and A1 shares, however, currently are subject to a maximum front-end sales charge of 3.75% effective on March 1, 2019.  If the maximum front-end sales charge of 3.75% was reflected, performance for Class A and Class A1 in the average annual total returns table would be higher.

IX.  The following replaces the “Shareholder Fees” and “Example” tables in the “Fund Summaries – Franklin Minnesota Tax-Free Income Fund – Fees and Expenses of the Fund” section of the prospectus:

Shareholder Fees

(fees paid directly from your investment)

	Class A1	Class A1	Class C2	Class R6[3]	Advisor Class
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	3.75%	3.75%	None	None	None
Maximum Deferred Sales Charge (Load) (as percentage of the lower of original purchase price or sale proceeds)	None[4]	None[4]	1.00%	None	None

1. The Fund began offering Class A shares on September 10, 2018.

2. Effective October 5, 2018, Class C shares of the Fund convert automatically to Class A shares of the Fund on a monthly basis in the month of, or the month following, the 10-year anniversary of the Class C shares’ purchase date. Such conversions are on the basis of the relative net asset values of the two classes, are not subject to Class A shares’ sales charges and are not expected to be a taxable event for federal income tax purposes. Certain shares that are invested through retirement plans, omnibus accounts or in certain other instances may not automatically convert if the financial intermediary does not have the ability to track purchases to credit individual shareholders’ holding periods. (See “Your Account – Choosing a Shares Class – Sales Charges - Class C – Automatic Conversion of Class C Shares to Class A Shares After 10-Year Holding Period” for more information.)

3. The Fund began offering Class R6 shares on August 1, 2017.

4. There is a 0.75% contingent deferred sales charge that applies to investments of $500,000 or more (see "Investments of $500,000 or More" under "Choosing a Share Class") and purchases by certain retirement plans without an initial sales charge on shares sold within 18 months of purchase.

Example

	1 Year	3 Years	5 Years	10 Years
Class A	$455	$624	$808	$1,339
Class A1	$440	$578	$729	$1,167
Class C	$223	$384	$665	$1,466
Class R6	$53	$171	$300	$675
Advisor Class	$57	$179	$313	$701
If you do not sell your shares:
Class C	$123	$384	$665	$1,466

X.  The following is added to the “Fund Summaries – Franklin Minnesota Tax-Free Income Fund – Performance” section of the prospectus:

The figures in the average annual total returns table above reflect the Class A and Class A1 maximum front-end sales charge of 4.25% that was in effect prior to March 1, 2019.  Class A and A1 shares, however, currently are subject to a maximum front-end sales charge of 3.75% effective on March 1, 2019.  If the maximum front-end sales charge of 3.75% was reflected, performance for Class A and Class A1 in the average annual total returns table would be higher.

XI.  The following replaces the “Shareholder Fees” and “Example” tables in the “Fund Summaries – Franklin Ohio Tax-Free Income Fund – Fees and Expenses of the Fund” section of the prospectus:

Shareholder Fees

(fees paid directly from your investment)

	Class A1	Class A1	Class C2	Class R6[3]	Advisor Class
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	3.75%	3.75%	None	None	None
Maximum Deferred Sales Charge (Load) (as percentage of the lower of original purchase price or sale proceeds)	None[4]	None[4]	1.00%	None	None

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1. The Fund began offering Class A shares on September 10, 2018.

2. Effective October 5, 2018, Class C shares of the Fund convert automatically to Class A shares of the Fund on a monthly basis in the month of, or the month following, the 10-year anniversary of the Class C shares’ purchase date. Such conversions are on the basis of the relative net asset values of the two classes, are not subject to Class A shares’ sales charges and are not expected to be a taxable event for federal income tax purposes. Certain shares that are invested through retirement plans, omnibus accounts or in certain other instances may not automatically convert if the financial intermediary does not have the ability to track purchases to credit individual shareholders’ holding periods. (See “Your Account – Choosing a Shares Class – Sales Charges - Class C – Automatic Conversion of Class C Shares to Class A Shares After 10-Year Holding Period” for more information.)

3. The Fund began offering Class R6 shares on August 1, 2017.

4. There is a 0.75% contingent deferred sales charge that applies to investments of $500,000 or more (see "Investments of $500,000 or More" under "Choosing a Share Class") and purchases by certain retirement plans without an initial sales charge on shares sold within 18 months of purchase.

Example

	1 Year	3 Years	5 Years	10 Years
Class A	$453	$618	$797	$1,316
Class A1	$438	$572	$718	$1,143
Class C	$221	$378	$654	$1,443
Class R6	$52	$166	$290	$652
Advisor Class	$55	$173	$302	$677
If you do not sell your shares:
Class C	$121	$378	$654	$1,443

XII.  The following is added to the “Fund Summaries – Franklin Ohio Tax-Free Income Fund – Performance” section of the prospectus:

The figures in the average annual total returns table above reflect the Class A and Class A1 maximum front-end sales charge of 4.25% that was in effect prior to March 1, 2019.  Class A and A1 shares, however, currently are subject to a maximum front-end sales charge of 3.75% effective on March 1, 2019.  If the maximum front-end sales charge of 3.75% was reflected, performance for Class A and Class A1 in the average annual total returns table would be higher.

XIII.  The following replaces the “Shareholder Fees” and “Example” tables in the “Fund Summaries – Franklin Oregon Tax-Free Income Fund – Fees and Expenses of the Fund” section of the prospectus:

Shareholder Fees

(fees paid directly from your investment)

	Class A1	Class A1	Class C2	Class R6[3]	Advisor Class
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	3.75%	3.75%	None	None	None
Maximum Deferred Sales Charge (Load) (as percentage of the lower of original purchase price or sale proceeds)	None[4]	None[4]	1.00%	None	None

1. The Fund publicly began offering Class A shares on September 10, 2018.

2. Effective October 5, 2018, Class C shares of the Fund convert automatically to Class A shares of the Fund on a monthly basis in the month of, or the month following, the 10-year anniversary of the Class C shares’ purchase date. Such conversions are on the basis of the relative net asset values of the two classes, are not subject to Class A shares’ sales charges and are not expected to be a taxable event for federal income tax purposes. Certain shares that are invested through retirement plans, omnibus accounts or in certain other instances may not automatically convert if the financial intermediary does not have the ability to track purchases to credit individual shareholders’ holding periods. (See “Your Account – Choosing a Shares Class – Sales Charges - Class C – Automatic Conversion of Class C Shares to Class A Shares After 10-Year Holding Period” for more information.)

3. The Fund began offering Class R6 shares on August 1, 2017.

4. There is a 0.75% contingent deferred sales charge that applies to investments of $500,000 or more (see "Investments of $500,000 or More" under "Choosing a Share Class") and purchases by certain retirement plans without an initial sales charge on shares sold within 18 months of purchase.

Example

	1 Year	3 Years	5 Years	10 Years
Class A	$453	$618	$797	$1,316
Class A1	$438	$572	$718	$1,143
Class C	$221	$378	$654	$1,443
Class R6	$53	$169	$295	$664
Advisor Class	$55	$173	$302	$677
If you do not sell your shares:
Class C	$121	$378	$654	$1,443

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XIV.  The following is added to the “Fund Summaries – Franklin Oregon Tax-Free Income Fund – Performance” section of the prospectus:

The figures in the average annual total returns table above reflect the Class A and Class A1 maximum front-end sales charge of 4.25% that was in effect prior to March 1, 2019.  Class A and A1 shares, however, currently are subject to a maximum front-end sales charge of 3.75% effective on March 1, 2019.  If the maximum front-end sales charge of 3.75% was reflected, performance for Class A and Class A1 in the average annual total returns table would be higher.

XV.  The following replaces the “Shareholder Fees” and “Example” tables in the “Fund Summaries – Franklin Pennsylvania Tax-Free Income Fund – Fees and Expenses of the Fund” section of the prospectus:

Shareholder Fees

(fees paid directly from your investment)

	Class A1	Class A1	Class C2	Class R6[3]	Advisor Class
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	3.75%	3.75%	None	None	None
Maximum Deferred Sales Charge (Load) (as percentage of the lower of original purchase price or sale proceeds)	None[4]	None[4]	1.00%	None	None

1. The Fund began offering Class A shares on September 10, 2018.

2. Effective October 5, 2018, Class C shares of the Fund convert automatically to Class A shares of the Fund on a monthly basis in the month of, or the month following, the 10-year anniversary of the Class C shares’ purchase date. Such conversions are on the basis of the relative net asset values of the two classes, are not subject to Class A shares’ sales charges and are not expected to be a taxable event for federal income tax purposes. Certain shares that are invested through retirement plans, omnibus accounts or in certain other instances may not automatically convert if the financial intermediary does not have the ability to track purchases to credit individual shareholders’ holding periods. (See “Your Account – Choosing a Shares Class – Sales Charges - Class C – Automatic Conversion of Class C Shares to Class A Shares After 10-Year Holding Period” for more information.)

3. The Fund began offering Class R6 shares on August 1, 2017.

4. There is a 0.75% contingent deferred sales charge that applies to investments of $500,000 or more (see "Investments of $500,000 or More" under "Choosing a Share Class") and purchases by certain retirement plans without an initial sales charge on shares sold within 18 months of purchase.

Example

	1 Year	3 Years	5 Years	10 Years
Class A	$455	$624	$808	$1,339
Class A1	$440	$578	$729	$1,167
Class C	$223	$384	$665	$1,466
Class R6	$54	$179	$314	$710
Advisor Class	$57	$179	$313	$701
If you do not sell your shares:
Class C	$123	$384	$665	$1,466

XVI.  The following is added to the “Fund Summaries – Franklin Pennsylvania Tax-Free Income Fund – Performance” section of the prospectus:

The figures in the average annual total returns table above reflect the Class A and Class A1 maximum front-end sales charge of 4.25% that was in effect prior to March 1, 2019.  Class A and A1 shares, however, currently are subject to a maximum front-end sales charge of 3.75% effective on March 1, 2019.  If the maximum front-end sales charge of 3.75% was reflected, performance for Class A and Class A1 in the average annual total returns table would be higher.

XVII. The first chart under the “Your Account – Choosing a Share Class” section of the prospectus is replaced with the following:

Class A	Class C	Class R6	Advisor Class
Initial sales charge of 3.75% or less	No initial sales charge	See "Qualified Investors - Class R6" below	See "Qualified Investors - Advisor Class" below
Deferred sales charge of 0.75% on purchases of $500,000 or more sold within 18 months	Deferred sales charge of 1% on shares you sell within 12 months
Lower annual expenses than Class C due to lower distribution fees	Higher annual expenses than Class A due to higher distribution fees. Automatic conversion to Class A shares after approximately ten years, reducing future annual expenses.

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XVIII. The chart under the “Your Account – Choosing a Share Class – Sales Charges – Class A & A1” section of the prospectus is replaced with the following:

Sales Charges – Class A & A1

when you invest this amount	the sales charge makes up this % of the offering price[1]	which equals this % of your net investment[1]
Under $100,000	3.75%	3.90%
$100,000 but under $250,000	3.25%	3.36%
$250,000 but under $500,000	2.25%	2.30%
$500,000 or more	0.00%	0.00%

1. The dollar amount of the sales charge is the difference between the offering price of the shares purchased (which factors in the applicable sales charge in this table) and the net asset value of those shares. Since the offering price is calculated to two decimal places using standard rounding criteria, the number of shares purchased and the dollar amount of the sales charge as a percentage of the offering price and of your net investment may be higher or lower depending on whether there was a downward or upward rounding.

XIX. The following replaces the chart under the “Your Account – Account Policies – Dealer Compensation – Class A, A1 & C” section of the prospectus:

	Class A	Class A1	Class C
Commission (%)	—	—	1.00%[1]
Under $100,000	3.50%	3.50%	—
$100,000 but under $250,000	3.00%	3.00%	—
$250,000 but under $500,000	2.25%	2.25%	—
$500,000 or more	Up to 1.00%	Up to 1.00%	—
12b-1 fee to dealer	0.25%[2]	0.10%[2]	0.65%[3]

1. Commission includes advance of the first year's 0.15% 12b-1 service fee. Distributors may pay a prepaid commission.

2. For purchases at NAV where Distributors paid a prepaid commission, dealers may start to receive the 12b-1 fee in the 13th month after purchase. For purchases at NAV where Distributors did not pay a prepaid commission, dealers may start to receive the 12b-1 fee at the time of purchase.

3. Dealers may be eligible to receive up to 0.15% at the time of purchase and may be eligible to receive 0.65% starting in the 13th month. During the first 12 months, the full 12b-1 fee will be paid to Distributors to partially offset the commission and the prepaid service fee paid at the time of purchase. For purchases at NAV where Distributors did not pay a prepaid commission, dealers may start to receive the 12b-1 fee at the time of purchase.  After approximately 10 years, Class C shares convert to Class A shares and dealers may then be eligible to receive the 12b-1 fee applicable to Class A.

Please keep this supplement with your prospectus for future reference.

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TF3 SA2 03/19

SUPPLEMENT DATED MARCH 1, 2019

TO THE STATEMENT OF ADDITIONAL INFORMATION

DATED JULY 1, 2018

OF

Franklin Arizona Tax-Free Income Fund

Franklin Colorado Tax-Free Income Fund

Franklin Connecticut Tax-Free Income Fund

Franklin Michigan Tax-Free Income Fund

Franklin Minnesota Tax-Free Income Fund

Franklin Ohio Tax-Free Income Fund

Franklin Oregon Tax-Free Income Fund

Franklin Pennsylvania Tax-Free Income Fund

(Franklin Tax-Free Trust)

The Statement of Additional Information (“SAI”) is amended as follows:

I. The following replaces the first paragraph under “Buying and Selling Shares – Initial sales charges:”

The maximum initial sales charge is 3.75% for Class A and Class A1. There is no initial sales charge for Class C, Class R6 and Advisor Class.

II. The following replaces the chart under “Buying and Selling Shares – Initial sales charges – Financial intermediary compensation:”

Amount of Investment	For Funds with an initial sales charge of 5.50% (%)	For Funds with an initial sales charge of 3.75% (%)	For Funds with an initial sales charge of 2.25% (%)
Under $50,000	5.00	3.50	2.00
$50,000 but under $100,000	4.00	3.50	2.00
$100,000 but under $250,000	3.00	3.00	1.75
$250,000 but under $500,000	2.25	2.25	1.25
$500,000 but under $1 million	1.75	1.00	1.00
$1 million but under $4 million	1.00	1.00	1.00
$4 million but under $10 million	1.00	1.00	1.00
$10 million but under $50 million	0.50	0.50	0.50
$50 million or more	0.25	0.25	0.25

III. The following replaces the first paragraph under “Buying and Selling shares – Contingent deferred sales charge (CDSC) - Class A, A1 & C:”

Contingent deferred sales charge (CDSC) - Class A, A1 & C     If you invest any amount in Class C shares, $1 million or more in Class A or A1 shares of mutual funds with a maximum initial sales charge of 5.50%, or $500,000 or more for mutual funds with a maximum initial sales charge of 3.75% or 2.25%, either as a lump sum or through our cumulative quantity discount or letter of intent programs, a CDSC may apply on any Class A or A1 shares you sell within 18 months and any Class C shares you sell within 12 months of purchase. The CDSC is 1% of the value of the shares sold or the net asset value at the time of purchase, whichever is less, for Class A and A1 shares of mutual funds with a maximum initial sales charge of 5.50% and for Class C shares.  The CDSC is 0.75% of the value of the shares sold or the net asset value at the time of purchase, whichever is less, for Class A and A1 shares of mutual funds with a maximum initial sales charge of 3.75% or 2.25%; however this CDSC will change to 1.00% on or after March 10, 2020.

Please keep this supplement with your SAI for future reference.

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